Land use right, net	12 Months Ended
Dec. 31, 2021
Land use right, net
Land use right, net

10. Land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	15,850
Less: Accumulated amortization	(4,294)	(6,355)	(997)
Net book value	96,713	94,652	14,853

In December 2018, the Group obtained the certificate for a land use right, which had been fully paid, and started to amortize over the remaining period of the right to use the land. Amortization expenses for land use right were RMB2,062, RMB2,061 and RMB2,062 for the years ended December 31, 2019, 2020 and 2021, respectively.